Intangibles - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 148,695	$ 150,289
Acquisition Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	90,601	89,272
Acquisition Cost [member] | Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	54,481	53,152
Acquisition Cost [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	36,120	36,120
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(46,002)	(43,079)
Accumulated depreciation and amortisation [member] | Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(16,980)	(15,832)
Accumulated depreciation and amortisation [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(29,022)	(27,247)
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Intangible assets	44,599	46,193
Net Book Value | Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	37,501	37,320
Net Book Value | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 7,098	$ 8,873